Schedule of investments
Delaware Ivy VIP Smid Cap Core
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.53%
Basic Materials — 8.01%
Beacon Roofing Supply †	29,686	$ 2,290,869
Boise Cascade	24,427	2,516,958
Huntsman	113,247	2,763,227
Kaiser Aluminum	15,497	1,166,304
Minerals Technologies	35,101	1,922,131
Reliance Steel & Aluminum	10,420	2,732,437
Westrock	36,679	1,313,108
Worthington Industries	22,547	1,393,855
		16,098,889
Business Services — 5.16%
ABM Industries	32,234	1,289,682
Aramark	48,406	1,679,688
ASGN †	21,936	1,791,733
Casella Waste Systems Class A †	13,240	1,010,212
Clean Harbors †	10,569	1,768,828
WillScot Mobile Mini Holdings †	67,749	2,817,681
		10,357,824
Capital Goods — 11.52%
Ameresco Class A †	17,181	662,499
Barnes Group	12,911	438,587
Carlisle	7,051	1,828,042
Chart Industries †	5,045	853,210
Coherent †	33,610	1,097,031
Federal Signal	24,016	1,434,476
Gates Industrial †	44,489	516,517
Graco	20,083	1,463,649
Kadant	4,676	1,054,672
KBR	28,627	1,687,275
Lincoln Electric Holdings	12,781	2,323,458
MasTec †	18,862	1,357,498
Quanta Services	17,612	3,294,677
Tetra Tech	9,945	1,511,938
WESCO International	14,907	2,143,925
Zurn Elkay Water Solutions	52,949	1,483,631
		23,151,085
Consumer Discretionary — 4.73%
BJ's Wholesale Club Holdings †	24,395	1,741,071
Dick's Sporting Goods	19,104	2,074,312
Five Below †	14,216	2,287,355
Malibu Boats Class A †	27,906	1,367,952
Steven Madden	64,035	2,034,392
		9,505,082
Consumer Services — 2.20%
Brinker International †	29,675	937,433
Jack in the Box	10,347	714,564
Texas Roadhouse	15,881	1,526,164
Wendy's	61,270	1,250,521
		4,428,682
Consumer Staples — 3.55%
Casey's General Stores	9,447	2,565,049
Helen of Troy †	8,376	976,307
J & J Snack Foods	10,709	1,752,528
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
YETI Holdings †	38,019	$ 1,833,276
		7,127,160
Credit Cyclicals — 3.76%
BorgWarner	39,662	1,601,155
Dana	48,707	714,532
KB Home	20,409	944,528
La-Z-Boy	33,267	1,027,285
Phinia	7,932	212,498
Taylor Morrison Home †	23,938	1,019,998
Toll Brothers	27,558	2,038,190
		7,558,186
Energy — 5.47%
Chesapeake Energy	38,635	3,331,496
Liberty Energy	288,238	5,338,168
Southwestern Energy †	359,001	2,315,556
		10,985,220
Financials — 12.60%
Axis Capital Holdings	34,078	1,920,977
Columbia Banking System	80,881	1,641,884
East West Bancorp	45,685	2,408,056
Essent Group	38,776	1,833,717
Hamilton Lane Class A	17,962	1,624,483
Kemper	43,247	1,817,671
NMI Holdings Class A †	27,932	756,678
Primerica	14,507	2,814,503
Reinsurance Group of America	15,966	2,318,104
SouthState	22,310	1,502,802
Stifel Financial	36,538	2,244,895
Valley National Bancorp	136,600	1,169,296
Webster Financial	51,094	2,059,599
WSFS Financial	32,676	1,192,674
		25,305,339
Healthcare — 13.57%
Amicus Therapeutics †	89,792	1,091,871
Apellis Pharmaceuticals †	26,427	1,005,283
Azenta †	19,844	995,970
Bio-Techne	21,546	1,466,636
Blueprint Medicines †	21,505	1,079,981
Catalent †	22,722	1,034,533
Encompass Health	24,629	1,654,084
Exact Sciences †	18,062	1,232,190
Halozyme Therapeutics †	39,962	1,526,548
ICON †	3,285	808,931
Insmed †	48,202	1,217,100
Inspire Medical Systems †	6,427	1,275,374
Intra-Cellular Therapies †	16,339	851,099
Lantheus Holdings †	14,094	979,251
Ligand Pharmaceuticals †	15,475	927,262
Natera †	29,414	1,301,569
Neurocrine Biosciences †	19,525	2,196,562
OmniAb †	56,391	292,669
OmniAb 12.5 =, †	3,815	0
OmniAb 15 =, †	3,815	0
NQ- IV087 [0923] 1123 (2605372)    1

Schedule of investments
Delaware Ivy VIP Smid Cap Core   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
PTC Therapeutics †	15,839	$ 354,952
QuidelOrtho †	11,125	812,570
Repligen †	9,700	1,542,397
Shockwave Medical †	7,420	1,477,322
Supernus Pharmaceuticals †	37,210	1,025,880
Travere Therapeutics †	46,590	416,515
Ultragenyx Pharmaceutical †	19,690	701,949
		27,268,498
Media — 1.84%
IMAX †	64,551	1,247,126
Interpublic Group	54,977	1,575,641
Nexstar Media Group	6,163	883,589
		3,706,356
Real Estate Investment Trusts — 5.99%
Brixmor Property Group	93,142	1,935,491
Camden Property Trust	16,575	1,567,663
DiamondRock Hospitality	82,851	665,294
EastGroup Properties	8,520	1,418,836
First Industrial Realty Trust	41,162	1,958,900
Kite Realty Group Trust	85,662	1,834,880
National Storage Affiliates Trust	27,134	861,233
Pebblebrook Hotel Trust	59,398	807,219
Physicians Realty Trust	80,065	975,992
		12,025,508
Technology — 14.81%
Box Class A †	30,943	749,130
DoubleVerify Holdings †	32,207	900,186
Dynatrace †	34,092	1,593,119
ExlService Holdings †	88,692	2,486,924
Guidewire Software †	16,819	1,513,710
MACOM Technology Solutions Holdings †	22,281	1,817,684
MaxLinear †	41,500	923,375
Paycom Software	1,761	456,574
Procore Technologies †	21,177	1,383,282
PTC †	20,410	2,891,689
Q2 Holdings †	27,834	898,203
Rapid7 †	15,399	704,966
Regal Rexnord	10,097	1,442,659
Semtech †	47,198	1,215,349
Silicon Laboratories †	8,752	1,014,269
Smartsheet Class A †	34,980	1,415,291
Sprout Social Class A †	14,615	728,996
SPS Commerce †	2,897	494,257
Tyler Technologies †	1,062	410,081
Varonis Systems †	43,705	1,334,751
WNS Holdings ADR †	28,701	1,964,870
Workiva †	9,832	996,375
Yelp †	32,511	1,352,132
Ziff Davis †	16,710	1,064,260
		29,752,132
	Number of shares	Value (US $)
Common Stocks (continued)
Transportation — 3.81%
Allegiant Travel	9,271	$ 712,569
ArcBest	3,415	347,135
Kirby †	27,278	2,258,619
Knight-Swift Transportation Holdings	38,722	1,941,908
Saia †	885	352,805
Werner Enterprises	42,344	1,649,299
XPO †	5,267	393,234
		7,655,569
Utilities — 1.51%
Black Hills	29,990	1,517,194
Spire	26,743	1,513,119
		3,030,313
Total Common Stocks (cost $214,281,480)		197,955,843

Short-Term Investments — 1.55%
Money Market Mutual Funds — 1.55%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	775,512	775,512
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	775,514	775,514
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	775,514	775,514
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	775,514	775,514
Total Short-Term Investments (cost $3,102,054)		3,102,054

Total Value of Securities—100.08% (cost $217,383,534)		$201,057,897
Liabilities Net of Receivables and Other Assets—(0.08%)		(153,049)
Net Assets Applicable to 19,679,253 Shares Outstanding—100.00%		$200,904,848
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV087 [0923] 1123 (2605372)